Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 13, 2024
Equity [Abstract]
Reclassification of warrants			535,830
Fair value adjustment of warrants	$ 67,000	$ 0